Janus Henderson Global Research Fund

Schedule of Investments (unaudited)

December 31, 2021

Shares		Value
Common Stocks– 99.6%
Aerospace & Defense – 1.3%
Airbus SE*	285,434	$36,509,869
L3Harris Technologies Inc	41,184	8,782,076
		45,291,945
Air Freight & Logistics – 1.3%
United Parcel Service Inc	222,421	47,673,717
Airlines – 0.6%
Ryanair Holdings PLC (ADR)*	206,127	21,092,976
Auto Components – 1.0%
Aptiv PLC*	216,450	35,703,428
Banks – 4.3%
BNP Paribas SA	475,198	32,874,313
Citigroup Inc	568,885	34,354,965
HDFC Bank Ltd	766,519	15,256,234
JPMorgan Chase & Co	459,422	72,749,474
		155,234,986
Beverages – 3.7%
Constellation Brands Inc	301,029	75,549,248
Pernod Ricard SA	241,287	58,094,783
		133,644,031
Biotechnology – 2.1%
AbbVie Inc	273,961	37,094,319
Ascendis Pharma A/S (ADR)*	63,291	8,514,538
Sarepta Therapeutics Inc*	105,183	9,471,729
Vertex Pharmaceuticals Inc*	86,065	18,899,874
		73,980,460
Building Products – 1.9%
Assa Abloy AB	1,113,750	34,054,882
Daikin Industries Ltd	154,900	35,139,040
		69,193,922
Capital Markets – 3.5%
Apollo Global Management Inc	476,704	34,527,671
Blackstone Group Inc	306,193	39,618,312
London Stock Exchange Group PLC	161,781	15,172,511
Morgan Stanley	387,259	38,013,343
		127,331,837
Chemicals – 2.1%
Air Products & Chemicals Inc	102,114	31,069,206
Sherwin-Williams Co	125,113	44,059,794
		75,129,000
Consumer Finance – 1.7%
Nexi SpA (144A)*	1,409,907	22,454,378
OneMain Holdings Inc	325,133	16,269,655
Synchrony Financial	472,970	21,941,078
		60,665,111
Electric Utilities – 0.3%
NextEra Energy Inc	95,337	8,900,662
Electronic Equipment, Instruments & Components – 1.6%
Hexagon AB - Class B	3,717,247	59,114,639
Entertainment – 3.2%
Liberty Media Corp-Liberty Formula One*	714,763	45,201,612
Netflix Inc*	89,692	54,034,049
Sea Ltd (ADR)*	66,088	14,784,546
		114,020,207
Health Care Equipment & Supplies – 3.2%
Abbott Laboratories	217,488	30,609,261
Boston Scientific Corp*	665,906	28,287,687
Danaher Corp	34,253	11,269,580
Dentsply Sirona Inc	220,876	12,322,672
DexCom Inc*	23,991	12,881,967
Edwards Lifesciences Corp*	159,726	20,692,503
		116,063,670
Health Care Providers & Services – 1.5%
Centene Corp*	239,733	19,753,999
Humana Inc	53,018	24,592,930
UnitedHealth Group Inc	21,158	10,624,278
		54,971,207
Hotels, Restaurants & Leisure – 2.6%
GVC Holdings PLC*	1,678,874	38,238,330

Shares		Value
Common Stocks– (continued)
Hotels, Restaurants & Leisure– (continued)
McDonald's Corp	139,421	$37,374,587
Sands China Ltd*	7,171,600	16,702,738
		92,315,655
Household Durables – 0.4%
Roku Inc*	69,236	15,799,655
Independent Power and Renewable Electricity Producers – 1.5%
NRG Energy Inc	710,399	30,603,989
Vistra Energy Corp	947,697	21,579,061
		52,183,050
Industrial Conglomerates – 0.6%
Honeywell International Inc	107,165	22,344,974
Information Technology Services – 4.3%
Fidelity National Information Services Inc	244,522	26,689,576
Mastercard Inc	178,709	64,213,718
One 97 Communications Ltd*	328,806	5,903,552
Visa Inc	264,863	57,398,461
		154,205,307
Insurance – 3.6%
AIA Group Ltd	2,820,500	28,431,803
Aon PLC - Class A	95,673	28,755,477
Beazley PLC*	2,731,695	17,238,296
Intact Financial Corp	124,277	16,155,617
Progressive Corp	235,774	24,202,201
Prudential PLC	896,119	15,456,182
		130,239,576
Interactive Media & Services – 5.8%
Alphabet Inc - Class C*	42,329	122,482,771
Facebook Inc*	113,975	38,335,491
Match Group Inc*	103,812	13,729,137
Snap Inc - Class A*	394,995	18,576,615
Tencent Holdings Ltd	282,000	16,520,796
		209,644,810
Internet & Direct Marketing Retail – 5.7%
Amazon.com Inc*	34,933	116,478,499
Booking Holdings Inc*	13,947	33,462,061
DoorDash Inc - Class A*	91,770	13,664,553
Meituan Dianping (144A)*	352,000	10,175,420
MercadoLibre Inc*	23,449	31,618,632
		205,399,165
Life Sciences Tools & Services – 0.9%
Thermo Fisher Scientific Inc	49,962	33,336,645
Machinery – 2.4%
Alstom SA	1,083,907	38,522,792
Parker-Hannifin Corp	110,371	35,111,223
Sany Heavy Industry Co Ltd	4,049,321	14,523,056
		88,157,071
Metals & Mining – 2.0%
Freeport-McMoRan Inc	495,560	20,679,719
Rio Tinto PLC	294,442	19,493,190
Teck Resources Ltd	1,074,693	30,954,353
		71,127,262
Multi-Utilities – 0.2%
RWE AG	192,051	7,809,457
Oil, Gas & Consumable Fuels – 4.0%
Canadian Natural Resources Ltd	803,347	33,949,160
Cheniere Energy Inc	87,441	8,868,266
ConocoPhillips	391,758	28,277,092
EOG Resources Inc	208,417	18,513,682
Marathon Petroleum Corp	419,781	26,861,786
Suncor Energy Inc	879,670	22,012,615
Total SE	106,649	5,418,468
		143,901,069
Personal Products – 1.3%
Unilever PLC	853,592	45,724,499
Pharmaceuticals – 4.8%
AstraZeneca PLC	354,056	41,580,366
Catalent Inc*	195,987	25,092,216
Eli Lilly & Co	39,010	10,775,342
Horizon Therapeutics PLC*	150,299	16,196,220
Novartis AG	326,006	28,731,762
Roche Holding AG	77,861	32,404,331
Sanofi	164,879	16,626,233
		171,406,470

Shares		Value
Common Stocks– (continued)
Road & Rail – 1.3%
Full Truck Alliance Co (ADR)*	1,185,996	$9,926,787
Uber Technologies Inc*	909,362	38,129,549
		48,056,336
Semiconductor & Semiconductor Equipment – 8.8%
Advanced Micro Devices Inc*	229,170	32,977,563
ASML Holding NV	128,510	103,386,743
Marvell Technology Inc	335,563	29,358,407
NVIDIA Corp	232,149	68,277,342
Taiwan Semiconductor Manufacturing Co Ltd	2,464,000	54,791,192
Texas Instruments Inc	157,592	29,701,364
		318,492,611
Software – 9.0%
Adobe Inc*	106,446	60,361,269
Autodesk Inc*	107,912	30,343,775
Microsoft Corp	550,467	185,133,061
SS&C Technologies Holdings Inc	198,783	16,296,230
Workday Inc - Class A*	120,612	32,948,786
		325,083,121
Technology Hardware, Storage & Peripherals – 2.9%
Apple Inc	588,765	104,547,001
Textiles, Apparel & Luxury Goods – 1.8%
adidas AG	91,628	26,410,994
NIKE Inc - Class B	231,585	38,598,272
		65,009,266
Trading Companies & Distributors – 2.0%
Ferguson PLC	408,076	72,372,701
Wireless Telecommunication Services – 0.4%
T-Mobile US Inc*	134,902	15,645,934
Total Common Stocks (cost $2,132,373,348)		3,590,813,433
Preferred Stocks– 0.3%
Health Care Providers & Services – 0.3%
API Holdings Private Ltd PP*,¢,§((cost $9,401,252)	12,941,830	9,338,859
Investment Companies– 0%
Money Markets – 0%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº,£((cost $1,567,138)	1,566,981	1,567,138
Total Investments (total cost $2,143,341,738) – 99.9%		3,601,719,430
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		2,949,477
Net Assets – 100%		$3,604,668,907

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,510,610,498	69.7%
France	188,046,458	5.2
Netherlands	149,111,242	4.1
United Kingdom	147,178,875	4.1
Canada	103,071,745	2.9
Sweden	93,169,521	2.6
Taiwan	69,575,738	1.9
Switzerland	61,136,093	1.7
China	51,146,059	1.4
Hong Kong	45,134,541	1.3
Japan	35,139,040	1.0
Germany	34,220,451	1.0
Argentina	31,618,632	0.9
India	30,498,645	0.8
Italy	22,454,378	0.6
Ireland	21,092,976	0.6
Denmark	8,514,538	0.2

Total	$3,601,719,430	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/21
Investment Companies - 0.0%
Money Markets - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº	$427	$-	$-	$1,567,138
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0%ºº	11,053∆	-	-	-
Total Affiliated Investments - 0.0%	$11,480	$-	$-	$1,567,138

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 12/31/21
Investment Companies - 0.0%
Money Markets - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº	-	55,657,315	(54,090,177)	1,567,138
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0%ºº	8,814,292	64,718,839	(73,533,131)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2021 is $32,629,798, which represents 0.9% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2021.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2021 is $9,338,859, which represents 0.3% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of December 31, 2021)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
API Holdings Private Ltd PP	9/27/21	$9,401,252	$9,338,859	0.3%

The Fund has registration rights for certain restricted securities held as of December 31, 2021. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$3,590,813,433	$-	$-
Preferred Stocks	-	-	9,338,859
Investment Companies	-	1,567,138	-
Total Assets	$3,590,813,433	$1,567,138	$9,338,859

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2021.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70230 03-22